UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04919

UBS Series Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.

UBS Series Trust
U.S. Allocation Portfolio
Semiannual Report
June 30, 2008

UBS Series Trust—U.S. Allocation Portfolio

August 15, 2008

Dear contract owner,
We present you with the semiannual report for UBS Series Trust—U.S. Allocation Portfolio for the six months ended June 30, 2008.

Performance
 Throughout the reporting period, both the US equity and fixed income markets witnessed a high degree of volatility. Surges in the price of crude oil, concerns over the US real estate market and rising inflation caused equity markets to slump during the reporting period, restraining the Portfolio’s returns.

The Federal Reserve Board lowered the federal funds rate four times during the reporting period in an attempt to boost the US economy and address other concerns. These decreases caused the yields of the securities in which the Fund invests to decline, lowering yields in the bond portion of the Portfolio.

UBS Series Trust—U.S.
Allocation Portfolio

Investment goal:
Total return, consisting of long-term capital appreciation and current income

Portfolio managers:
Portfolio Management Team, including Edwin M. Denson UBS Global Asset Management (Americas) Inc.

Commencement:
Class H—September 28, 1998
Class I—January 5, 1999

Dividend payments:
Annually

Against this backdrop, the Portfolio’s Class H shares declined 8.34% during the six months ended June 30, 2008. Since the Portfolio invests in both stocks and bonds, we feel it is appropriate to compare the Portfolio’s performance to the UBS U.S. Allocation Fund Index (the “Index”)*, which declined 6.89% over the same time period. In contrast, the S&P 500 Index, which tracks large cap US equities, declined 11.91% during the reporting period. (For Class H and Class I returns over various time periods, please refer to “Performance at a glance” on page 7.)

*

The UBS U.S. Allocation Fund Index is an unmanaged index compiled by the advisor, constructed as follows: from September 28, 1998 (the Portfolio’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Index, 5% Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Index, 5% Merrill Lynch US High Yield Cash Pay Constrained Index. Investors should note that indices do not reflect fees and expenses.

UBS Series Trust—U.S. Allocation Portfolio

An interview with Lead Portfolio Manager Edwin M. Denson
Q.	Can you describe the economic environment during the reporting period?
A.	The US economy grew at a tepid pace during the reporting period. A variety of factors caused the economy to stumble, including the ongoing troubles in the housing market and lackluster consumer and business spending. While there were fears that the economy would contract during the first quarter of 2008, gross domestic product (“GDP”) grew by 0.9% in the first quarter of 2008, and 1.9% in the second. This was due, in part, to strong exports, buoyed by the declining dollar, which made US goods more attractive overseas.

While the US may not officially be in a recession (defined by two consecutive quarters or more of negative GDP growth), numerous strains may impede a meaningful economic rebound in the near future. Housing prices continue to fall, and credit conditions remain tight due to massive write-downs associated with subprime mortgages.

While the job market held up relatively well last year, it has faltered. The US Labor Department announced that payrolls fell in each of the first six months of 2008, and the unemployment rate reached 5.7% in July, its highest level since March 2004. Despite slowing growth, inflationary pressures are mounting. Typically, when economic growth slows, falling demand helps to temper rising prices. However, record high oil and rising food prices have caused inflation to remain elevated.

Q.	How did the Federal Reserve Board (the “Fed”) react in this economic environment?
A.	The Fed was aggressive in attempting to stabilize the markets and keep the US economy from falling into a recession. As the problems and fallout from subprime mortgages escalated, the Fed moved into action by pumping substantial amounts of liquidity into the financial system in an effort to facilitate normal market operations.

During the reporting period, the Fed lowered the federal funds rate a total of four times, bringing it to 2.00%, its lowest level since 2004. However, with inflationary pressures mounting, the Fed then held the rate steady during its meeting in June. In its statement accompanying the meeting, the Fed noted that: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in

UBS Series Trust—U.S. Allocation Portfolio

energy prices are likely to weigh on economic growth over the next few quarters.”

Q.	How did the stock market perform during the reporting period?
A.	The US stock market, as measured by the S&P 500 Index, experienced periods of unnerving volatility during the reporting period. The Index fell sharply during the first three months of the reporting period due to fears of a recession, disappointing corporate earnings, record high oil prices and continued issues related to the bursting of the housing bubble. Investors then appeared to put these issues on the back burner, hoping that the economy would strengthen in the second half of the year. During April and May, the S&P 500 Index gained 4.87% and 1.30%, respectively.

The stock market then reversed course in June, as the S&P 500 Index plunged 8.43%. This represented the market’s worst monthly performance since September 2002 and its worst June performance since the Great Depression in 1930. All told, the S&P 500 Index fell 11.91% during the reporting period and is now down nearly 20% since its peak in October 2007. While the Portfolio was also down, its balanced approach helped it to limit losses.

Q.	How did the bond market perform during the reporting period?
A.	As was the case with stocks, the bond market wasn’t for the faint of heart during the reporting period. This period was characterized by increased investor risk aversion and a flight to quality given the escalating troubles associated with the subprime mortgage market. Investors flocked to historically safe Treasury securities, driving their yields lower and their prices higher. In contrast, riskier fixed income securities generated poor results. During the three months ended March 31, 2008, the yield on the two-year Treasury fell from 3.05% to 1.62%, and the 10-year Treasury yield moved from 4.04% to 3.45%.

It was a different story during much of the second quarter of 2008. Treasury yields initially rose as oil and food prices moved higher, and it became evident that the Fed would have to focus its efforts on fighting inflation. By the middle of June, two- and 10-year yields had risen back up to 3.05% and 4.27%, respectively. Then, during the last two weeks of the month, the credit crunch returned as financial companies continued to write off assets and scrambled to raise capital. As a result, investors became increasingly risk-averse and Treasury yields moved lower. By the end of the quarter, two- and 10-year yields were 2.63% and 3.99%, respectively.

UBS Series Trust—U.S. Allocation Portfolio

Q.	How was the Portfolio allocated at the end of the reporting period?
A.	As of June 30, 2008 the Portfolio was overweight to equities and high yield debt, and underweight to US bonds in relation to the Portfolio’s target allocation.

During the first half of the reporting period, the sell-off in the equity markets caused equities to become undervalued, in our view. In response, we increased the Portfolio’s equity allocation. In April and May, US government bond yields drifted higher, leaving many markets less pricey. However, we maintained our underweight to US bonds, as we found equities to be more attractively valued based on our forward-looking risk and return expectations. Overall, our asset allocation strategies hindered performance during the reporting period, due to the weak performance of US equities.

Q.	Which equity strategies performed well during the reporting period and which areas produced disappointing results?
A.	During the first half of the reporting period, the Portfolio’s overweights to railroads and oil services benefited performance. While we maintained an underweight to energy stocks overall, we continued to find the oil services sector attractive and remained overweight to this space, a position which benefited performance. Years of under-investment and increased capital intensity, combined with heightened demand from emerging markets, are expected to generate above-average earnings and cash flow growth. We expect that a shortage of equipment and people to develop, maintain and service rigs, especially in offshore environments, should support a long cycle of pricing power driving a sustainable cycle of worldwide drilling and infrastructure spending.

In contrast, being underweight to energy stocks dampened performance, as did an overweight to banks, as holdings Citigroup and Wells Fargo traded lower during the reporting period. However, we believe that both companies possess growth characteristics that are not reflected in current share prices, and maintain the Portfolio’s holdings in these stocks. Overall, equity holdings detracted from performance during the period.

Q.	How did you manage the Portfolio’s fixed income exposure during the reporting period?
A.	During the first half of the reporting period, we maintained a slightly shorter duration relative to the Index. (Duration measures a portfolio’s sensitivity to changes in interest rates.) While the relatively weak cyclical outlook for the US economy, coupled with disarray in the credit markets,

UBS Series Trust—U.S. Allocation Portfolio

continued to pressure the markets, longer-term interest rates were approaching historically low levels. In our view, these events helped to price in an unduly dire economic outlook. As interest rates moved sharply higher in May and early June, they moved closer to our estimate of fair value, and we added duration to the Portfolio. Our duration positioning had a positive impact on performance.

We viewed the periods of market volatility and their subsequent pricing dislocations as opportunities to adjust the Portfolio. During the reporting period, we increased the Portfolio’s exposure to certain Treasury Inflation-Protected Securities that offered attractive yields. We also selectively added to high-quality commercial mortgage-backed securities. While this initially detracted from performance, these securities were positive contributors to results as they subsequently rallied, becoming the best-performing fixed income sector during the second half of the period.

In the first half of the period, we added to the Portfolio’s holdings of agency mortgage-backed securities, specifically Fannie Mae and Ginnie Mae 30-year bonds. This detracted from performance, as the sector remained under pressure given the fallout from the subprime mortgage market.

Finally, we increased our exposure to corporate bonds. We focused on longer maturity securities, particularly financials, due to our conviction that this area will rebound over the longer term. We also added exposure to defensive subsectors, such as pharmaceuticals, energy and health care, as we believed they should perform relatively well despite the slower growth environment. Overall, however, our exposure to corporate bonds detracted from the Portfolio’s performance.

Q.	What is your outlook for the economy?
A.	Recent economic data suggest that the US economy may be headed for further contraction. As the financial markets continue to be plagued by low liquidity, further write-downs at major investment banks appear likely. We believe the Fed will remain concerned about inflationary pressures on the economy, and that inflation considerations will weigh on their decisions regarding the federal funds rate in the coming quarters. In response to the market conditions, we plan to continue to monitor economic data closely and actively manage the Portfolio as we seek to add value for our shareholders.

UBS Series Trust—U.S. Allocation Portfolio

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS family of funds,** please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp
President
UBS Series Trust—U.S. Allocation Portfolio
Head—Americas
UBS Global Asset Management (Americas) Inc.

Edwin M. Denson, PhD.
Lead Portfolio Manager
Senior Asset Allocation Analyst
UBS Series Trust—U.S. Allocation Portfolio
UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Portfolio performed during the six months ended June 30, 2008. The views and opinions in the letter were current as of August 15, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent or results. We encourage you to consult your financial advisor regarding your personal investment program.

**	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS Series Trust—U.S. Allocation Portfolio

Performance at a glance (unaudited)

Average annual total returns for periods ended 06/30/08

				Since
	6 months	1 year	5 years	inception(1)

Class H(2)	-8.34%	-11.13%	7.15%	4.58%

Class I(2)	-8.46%	-11.36%	6.89%	2.05%

S&P 500 Index(3)	-11.91%	-13.12%	7.58%	3.74%

UBS U.S. Allocation Fund Index(4)	-6.89%	-6.36%	7.93%	3.92%

(1)	Since inception returns are calculated as of the commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Since inception returns for the S&P 500 Index and the UBS U.S. Allocation Fund Index are calculated as of September 28, 1998, which is the inception date of the oldest share class (Class H).

(2)	Class H and Class I shares do not bear initial or contingent deferred sales charges. Class I shares bear ongoing distribution fees; Class H shares do not bear similar fees .

(3)	The S&P 500 Index is an unmanaged weighted index composed of 500 widely held common stocks varying in composition, and is not available for direct investment. Investors should note that indices do not reflect fees and expenses.

(4)	The UBS U.S. Allocation Fund Index is an unmanaged index compiled by the advisor, constructed as follows: from September 28, 1998 (the Portfolio’s inception) until February 29, 2004: 100% S&P 500 Index; from March 1, 2004 until May 31, 2005: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Index, 5% Merrill Lynch US High Yield Cash Pay Index; and from June 1, 2005 until present: 65% Russell 3000 Index, 30% Lehman Brothers US Aggregate Index, 5% Merrill Lynch US High Yield Cash Pay Constrained Index. Investors should note that indices do not reflect fees and expenses.

Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on Portfolio distributions or the redemption of Portfolio shares. The return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance results assume reinvestment of all dividends and capital gain distributions at net asset value on the ex-dividend dates and does not reflect separate account charges applicable to variable annuity contracts. Total returns for periods of less than one year have not been annualized. Current performance may be higher or lower than the performance data quoted.

UBS Series Trust—U.S. Allocation Portfolio

Understanding your Portfolio’s expenses (unaudited)
As a shareholder of the Portfolio, you incur ongoing costs, including management fees, distribution fees (if applicable) and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2008 to June 30, 2008.

Actual expenses
 The first line for each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each class of shares under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line for each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return for each class of shares. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as contract level charges that may be applicable to variable annuity contracts. Therefore, the second line in the table for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

UBS Series Trust—U.S. Allocation Portfolio

Understanding your Portfolio’s expenses (unaudited) (concluded)

		Beginning	Ending	Expenses paid
		account value	account value	during period(1)
		January 1, 2008	June 30, 2008	01/01/08 to 06/30/08

Class H	Actual	$1,000.00	$916.60	$5.00

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,019.64	5.27

Class I	Actual	1,000.00	915.40	6.14

	Hypothetical
	(5% annual return
	before expenses)	1,000.00	1,018.45	6.47

(1)	Expenses are equal to the Portfolio’s annualized expense ratios: Class H: 1.05%, Class I: 1.29%, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

UBS Series Trust—U.S. Allocation Portfolio

Portfolio statistics (unaudited)

Characteristics	06/30/08		12/31/07		06/30/07

Net assets (mm)	$27.2		$34.8		$40.5

Number of securities	149		196		165

Portfolio composition(1)	06/30/08		12/31/07		06/30/07

Common stocks(2)	69.7%		65.3%		68.9%

Bonds(3)	24.3		32.8		30.6

Cash equivalents and other assets less liabilities	6.0		1.9		0.5

Total	100.0%		100.0%		100.0%

Top five equity sectors(1),(4)	06/30/08		12/31/07		06/30/07

Health care	11.6%		10.6%		9.7%

Financials	10.5		11.6		14.4

Consumer discretionary	10.4		9.3		11.3

Industrials	9.7		7.7		7.3

Information technology	9.7		8.2		9.8

Total	51.9%		47.4%		52.5%

Top ten equity securities(1),(4)	06/30/08		12/31/07		06/30/07

Wyeth	2.4%	Exelon	2.1%	Citigroup, Inc.	2.6%

Intel Corp.	2.3	General Electric Co.	2.0	Morgan Stanley	2.4

Halliburton Co.	2.2	Intel Corp.	1.9	Wells Fargo & Co.	2.1

General Electric Co.	2.0	Wells Fargo & Co.	1.8	Microsoft Corp.	1.9

Wells Fargo & Co.	1.9	Citigroup, Inc.	1.7	Exelon	1.9

Baker Hughes, Inc.	1.8	Morgan Stanley	1.6	Intel Corp.	1.7

Microsoft Corp.	1.7	Wyeth	1.5	Wyeth	1.7

Comcast Corp., Class A	1.6	Microsoft Corp.	1.5	General Electric Co.	1.7

Citigroup, Inc.	1.5	Allergan	1.4	Mellon Financial	1.4

Burlington Northern Santa Fe Corp.	1.5	Merck	1.3	Johnson Controls	1.4

Total	18.9%		16.8%		18.8%

(1)	Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed, and its composition will vary over time.
(2)	Weightings include investment company holding of UBS U.S. Small Cap Equity Relationship Fund.
(3)	Weightings include investment company holding of UBS High Yield Relationship Fund.
(4)	Weightings represent the direct investments of the Portfolio. Weightings could be different if a breakdown of the underlying investment companies was included.

UBS Series Trust—U.S. Allocation Portfolio

Portfolio statistics (unaudited) (continued)

Fixed income sector allocation(1),(2)	06/30/08	12/31/07	06/30/07

Mortgage & agency debt securities	8.3%	11.0%	12.1%

US government obligations	5.1	5.2	4.9

Commercial mortgage-backed securities	2.2	3.8	3.2

Corporate bonds	1.7	5.4	5.8

Asset-backed securities	0.8	1.7	1.7

Collateralized debt obligation	0.4	0.4	0.4

Total	18.5%	27.5%	28.1%

(1)	Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed, and its composition will vary over time.
(2)	Weightings represent the direct investments of the Portfolio. Weightings could be different if a breakdown of the underlying investment companies was included.

UBS Series Trust—U.S. Allocation Portfolio

Portfolio statistics (unaudited) (concluded)

Top ten fixed income securities(1),(2)	06/30/08		12/31/07		06/30/07

US Treasury		FNMA		FNMA
Bonds, 4.750%		Certificates, 6.500%		Certificates, 6.500%
due 02/15/37	1.4%	due 01/01/36	1.4%	due 01/01/36	1.3%

US Treasury		US Treasury		US Treasury
Notes, 4.750%		Notes, 4.875%		Bonds, 6.250%
due 08/15/17	1.3	due 06/30/12	1.4	due 05/15/30	1.3

US Treasury		US Treasury		US Treasury
Notes, 2.750%		Bonds, 6.250%		Bonds, 6.250%
due 02/28/13	1.0	due 08/15/23	1.0	due 08/15/23	1.2

US Treasury Inflation		US Treasury		US Treasury
Index Notes, 1.625%		Notes, 4.875%		Bonds, 4.750
due 01/15/18	0.8	due 06/30/09	0.9	due 02/15/37	1.2

Federal Home
FNMA		US Treasury		Loan Bank
Certificates, 6.500%		Bonds, 4.750%		Certificates, 5.500%
due 12/01/37	0.7	due 02/15/37	0.9	due 08/13/14	1.0

Hilton Hotel Pool				Asset Securitization
Trust, Series 2000-HLTA,		Ford Motor		Corp., Series 1995-MD4,
Class A1, 7.055%		Credit Co, 5.800%		Class A3, 7.384%
due 10/03/15	0.7	due 01/12/09	0.7	due 08/13/29	1.0

JP Morgan Chase
Commercial Mortgage
FNMA REMIC,		Securities Corp.,
Series 2001-T4,		Series 2005-LDP5,		FNMA
Class A1, 7.500%		Class A4, 5.179%,		Certificates, 5.500%
due 07/25/41	0.5	due 12/15/44	0.7	due 07/01/33	0.7

US Treasury
Inflation Index		FHMLC		US Treasury
Notes, 2.375%		Certificates, 5.500%		Notes, 4.750%
due 04/15/11	0.5	due 07/01/37	0.6	due 12/31/08	0.7

GS Mortgage
Securities Corp. II,
Series 2006-RR2,		FNMA		Ford Motor
Class A1, 5.811%		Certificates, 5.500%		Credit Co., 5.800%
due 06/23/46	0.4	due 04/01/37	0.6	due 01/12/09	0.6

Hilton Hotel Pool Trust,
FNMA		Series 2000-HLTA,		General Electric
Certificates, 3.500%		Class A1, 7.055%		Capital Corp., 6.000%
due 04/28/11	0.4	due 10/03/15	0.6	due 06/15/12	0.6

Total	7.7%		8.8%		9.6%

(1)	Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed, and its composition will vary over time.
(2)	Weightings represent the direct investments of the Portfolio. Weightings could be different if a breakdown of the underlying investment companies was included.

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

Common stocks—66.08%

	Number of
Security description	shares	Value

Air freight & couriers—1.93%
FedEx Corp.	4,800	$378,192

Ryder System, Inc.	2,100	144,648

		522,840

Airlines—0.50%
Southwest Airlines Co.	10,400	135,616

Auto components—2.09%
BorgWarner, Inc.	6,500	288,470

Johnson Controls, Inc.	9,700	278,196

		566,666

Banks—3.74%
City National Corp.	1,400	58,898

Fifth Third Bancorp	10,900	110,962

SunTrust Banks, Inc.	4,600	166,612

The Bank of New York Mellon Corp.	4,300	162,669

Wells Fargo & Co.	21,800	517,750

		1,016,891

Beverages—0.54%
Constellation Brands, Inc., Class A*	7,400	146,964

Biotechnology—1.49%
Genzyme Corp.*	5,600	403,312

Building products—0.90%
Masco Corp.	15,500	243,815

Computers & peripherals—1.65%
Dell, Inc.*	8,100	177,228

Lexmark International, Inc., Class A*	2,100	70,203

NetApp, Inc.*	9,300	201,438

		448,869

Diversified financials—4.76%
Citigroup, Inc.	24,700	413,972

Discover Financial Services	12,150	160,015

	Number of
Security description	shares	Value

Diversified financials—(concluded)
Federal Home Loan Mortgage Corp.	10,200	$167,280

Morgan Stanley	8,800	317,416

Principal Financial Group, Inc.	5,600	235,032

		1,293,715

Diversified telecommunication services—1.34%
Sprint Nextel Corp.	38,388	364,686

Electric utilities—2.10%
American Electric Power Co., Inc.	4,400	177,012

Exelon Corp.	3,400	305,864

Pepco Holdings, Inc.	3,400	87,210

		570,086

Energy equipment & services—4.08%
Baker Hughes, Inc.	5,700	497,838

Halliburton Co.	11,500	610,305

		1,108,143

Food & drug retailing—0.82%
Sysco Corp.	8,100	222,831

Gas utilities—1.20%
NiSource, Inc.	5,200	93,184

Sempra Energy	4,100	231,445

		324,629

Health care equipment & supplies—2.03%
Covidien Ltd.	3,300	158,037

Medtronic, Inc.	5,000	258,750

Millipore Corp.*	2,000	135,720

		552,507

Health care providers & services—0.62%
DaVita, Inc.*	1,700	90,321

UnitedHealth Group, Inc.	3,000	78,750

		169,071

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value

Hotels, restaurants & leisure—2.47%
Carnival Corp.	7,100	$234,016

Royal Caribbean Cruises Ltd.	3,400	76,398

Starbucks Corp.*	11,000	173,140

Starwood Hotels & Resorts Worldwide, Inc.	4,700	188,329

		671,883

Household durables—0.74%
Fortune Brands, Inc.	3,200	199,712

Industrial conglomerates—1.97%
General Electric Co.	20,000	533,800

Insurance—1.94%
AFLAC, Inc.	5,100	320,280

Hartford Financial Services Group, Inc.	3,200	206,624

		526,904

Internet software & services—0.03%
Nortel Networks Corp.*	1,088	8,943

Leisure equipment & products—0.49%
Harley-Davidson, Inc.	3,700	134,162

Machinery—2.94%
Illinois Tool Works, Inc.	8,200	389,582

PACCAR, Inc.	6,250	261,438

Pall Corp.	3,700	146,816

		797,836

Media—4.10%
Comcast Corp., Class A	22,800	432,516

Interpublic Group of Cos., Inc.*	22,700	195,220

News Corp., Class A	16,800	252,672

Omnicom Group, Inc.	5,200	233,376

		1,113,784

Metals & mining—1.30%
Peabody Energy Corp.	4,000	352,200

	Number of
Security description	shares	Value

Oil & gas—2.82%
Chevron Corp.	3,300	$327,129

EOG Resources, Inc.	1,400	183,680

Marathon Oil Corp.	4,900	254,163

		764,972

Pharmaceuticals—7.46%
Allergan, Inc.	4,000	208,200

Cephalon, Inc.*	1,200	80,028

Johnson & Johnson	5,900	379,606

Medco Health Solutions, Inc.*	5,000	236,000

Merck & Co., Inc.	7,700	290,213

Schering-Plough Corp.	9,100	179,179

Wyeth	13,600	652,256

		2,025,482

Road & rail—1.51%
Burlington Northern Santa Fe Corp.	4,100	409,549

Semiconductor equipment & products—4.88%
Analog Devices, Inc.	10,600	336,762

Broadcom Corp., Class A*	5,400	147,366

Intel Corp.	29,300	629,364

Xilinx, Inc.	8,400	212,100

		1,325,592

Software—3.15%
Intuit, Inc.*	7,200	198,504

Microsoft Corp.	16,400	451,164

Symantec Corp.*	10,563	204,394

		854,062

Specialty retail—0.12%
Chico’s FAS, Inc.*	6,200	33,294

Textiles & apparel—0.37%
Coach, Inc.*	3,500	101,080

Total common stocks
(cost—$19,217,110)		17,943,896

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

	Face
	amount	Value

US government obligations—5.09%

US Treasury Bonds,
4.750%, due 02/15/37	$365,000	$376,919

US Treasury Inflation Index Notes (TIPS),
1.625%, due 01/15/18	210,170	213,503

2.375%, due 04/15/11	119,030	126,125

US Treasury Notes,
1.750%, due 03/31/10	50,000	49,356

2.750%, due 02/28/13	280,000	273,350

4.750%, due 08/15/17	325,000	344,297

Total US government obligations (cost—$1,374,793)		1,383,550

Mortgage & agency debt securities—8.28%

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-1, Class 4A1,
5.349%, due 03/25/35	52,373	49,061

Series 2007-3, Class 2A1,
5.632%, due 05/25/47	92,010	84,776

Federal Home Loan Mortgage Corporation Certificates,
2.875%, due 06/28/10	100,000	99,361

3.500%, due 05/29/13	105,000	102,027

4.500%, due 06/01/21	56,422	54,878

5.600%, due 10/17/13	100,000	100,726

6.500%, due 02/01/38	85,253	87,969

Federal National Mortgage Association Certificates ARM,
4.593%, due 09/01/35	102,888	103,180

Federal National Mortgage Association Certificates TBA,
5.000%,TBA	110,000	104,706

Federal National Mortgage Association Certificates,
3.000%, due 07/12/10	55,000	54,751

3.500%, due 04/28/11	105,000	104,708

5.000%, due 11/01/35	20,083	19,318

5.000%, due 02/01/36	41,120	39,553

5.500%, due 10/01/17	82,554	83,869

5.500%, due 01/01/34	96,764	95,946

6.000%, due 07/01/21	53,792	55,211

6.000%, due 11/01/37	71,111	71,828

6.000%, due 02/01/38	74,209	74,950

6.000%, due 04/01/38	74,858	75,605

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

	Face
	amount	Value

Mortgage & agency debt securities—(concluded)

Federal National Mortgage Association Certificates (concluded)
6.000%, due 06/01/38	$49,965	$50,463

6.500%, due 12/01/37	176,475	181,894

FNMA REMIC,
Series 2001-T4, Class A1,
7.500%, due 07/25/41	133,512	141,980

Government National Mortgage Association Certificates,
6.500%, due 04/15/31	85,712	89,056

JP Morgan Alternative Loan Trust,
Series 2006-A4, Class A7,
6.300%, due 09/25/36	175,000	91,873

WAMU Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 2A2,
5.878%, due 07/25/37(1)	82,763	79,870

Wells Fargo Mortgage Backed Securities Trust,
Series 2007-10, Class 1A1,
6.000%, due 07/25/37	23,442	22,710

Series 2007-11, Class B1,
6.000%, due 08/25/37	124,319	85,235

Series 2007-AR4, Class A1,
6.003%, due 08/25/37(1)	43,580	42,244

Total mortgage & agency debt securities (cost—$2,378,896)		2,247,748

Commercial mortgage-backed securities—2.24%

Banc of America Commercial Mortgage, Inc.,
Series 2006-2, Class B,
5.964%, due 05/10/45(1)	25,000	19,250

Series 2006-5, Class B,
5.463%, due 09/10/47	25,000	18,720

Citigroup Commercial Mortgage Trust,
Series 2006-C4, Class A3,
5.915%, due 03/15/49(1)	50,000	48,772

Series 2006-C5, Class A4,
5.431%, due 10/15/49	50,000	47,392

GE Capital Commercial Mortgage Corp.,
Series 2006-C1, Class A4,
5.518%, due 03/10/44(1)	75,000	71,693

GS Mortgage Securities Corp. II,
Series 2006-RR2, Class A1,
5.811%, due 06/23/46(1),(2)	149,785	113,792

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

	Face
	amount	Value

Commercial mortgage-backed securities—(concluded)

Hilton Hotel Pool Trust,
Series 2000-HLTA, Class A1,
7.055%, due 10/03/15(2)	$172,005	$179,251

JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Class A4,
5.399%, due 05/15/45	75,000	71,008

Washington Mutual,
Series 2002-AR17, Class 1A,
4.728%, due 11/25/42(1)	43,363	37,556

Total commercial mortgage-backed securities (cost—$659,197)		607,434

Collateralized debt obligation—0.38%

G-Force CDO Ltd.,
Series 2006-1A, Class A3,
5.600%, due 09/27/46(3)(cost—$149,460)	150,000	102,000

Asset-backed securities—0.78%

American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
2.673%, due 11/25/35(1)	16,250	8,253

Daimler Chrysler Auto Trust,
Series 2007-A, Class A2B,
3.028%, due 03/08/11(1)	49,272	49,302

Fieldstone Mortgage Investment Corp.,
Series 2006-S1, Class A,
2.703%, due 01/25/37(1),(2)	20,526	5,747

First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FFB, Class A2,
2.613%, due 12/25/26(1)	17,374	5,212

Greenpoint Home Equity Loan Trust,
Series 2004-3, Class A,
2.931%, due 03/15/35(1)	15,769	15,140

Home Equity Mortgage Trust,
Series 2006-3, Class A1,
5.161%, due 09/25/36(4)	11,114	3,904

Series 2006-5, Class A1,
5.500%, due 01/25/37(4)	43,610	13,083

Series 2006-6, Class 2A1,
2.583%, due 03/25/37(4)	15,805	3,319

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

	Face
	amount	Value

Asset-backed securities—(concluded)

Merrill Lynch First Franklin Mortgage Loan,
Series 2007-A, Class A1,
3.583%, due 10/25/27(1)	$18,920	$16,649

Merrill Lynch Mortgage Investors Trust,
Series 2006-SL1, Class A,
2.663%, due 09/25/36(1)	6,332	2,976

Morgan Stanley Mortgage Loan Trust,
Series 2006-14SL, Class A1,
2.643%, due 11/25/36(1)	16,318	6,527

Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
2.653%, due 08/25/36(1)	14,869	3,271

Pinnacle Capital Asset Trust,
Series 2006-A, Class B,
5.510%, due 09/25/09(2)	73,097	73,221

SACO I Trust,
Series 2006-5, Class 2A1,
2.633%, due 05/25/36(1)	21,000	5,611

Total asset-backed securities (cost—$326,530)		212,215

Corporate bonds—1.73%

Automobile OEM—0.37%
Ford Motor Credit Co.
5.800%, due 01/12/09	95,000	90,711

General Motors Acceptance Corp.
6.875%, due 09/15/11	15,000	10,779

		101,490

Banking-non-US—0.09%
Royal Bank of Scotland Group PLC,
Series 1
9.118%, due 03/31/10(5)	25,000	25,191

Banking-US—0.11%
Credit Suisse New York
6.000%, due 02/15/18	30,000	28,888

Brokerage—0.09%
Bear Stearns Co., Inc.
7.250%, due 02/01/18	25,000	26,089

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

	Face
	amount	Value

Corporate bonds—(concluded)

Chemicals—0.09%
ICI Wilmington, Inc.
4.375%, due 12/01/08	$25,000	$25,037

Entertainment—0.11%
Time Warner, Inc.
6.875%, due 05/01/12	30,000	30,692

Finance-noncaptive consumer—0.01%
Residential Capital LLC
9.625%, due 05/15/15(2)	3,000	1,455

Finance-noncaptive diversified—0.12%
General Electric Capital Corp.
5.875%, due 01/14/38	35,000	31,719

Food processors/beverage/bottling—0.13%
SABMiller PLC
6.500%, due 07/01/16(2)	35,000	36,143

Gas pipelines—0.13%
Kinder Morgan Energy Partners
5.800%, due 03/15/35	40,000	34,704

Pharmaceuticals—0.15%
Allergan, Inc.
5.750%, due 04/01/16	40,000	40,147

Real estate investment trust—0.12%
ProLogis
5.625%, due 11/15/15	35,000	32,882

Telecom-wirelines—0.21%
Telecom Italia Capital
5.250%, due 11/15/13	60,000	56,679

Total corporate bonds (cost—$491,699)		471,116

	Number of
	shares

Investment companies(6),*—9.48%

UBS High Yield Relationship Fund	74,005	1,581,166

UBS U.S. Small Cap Equity Relationship Fund	24,641	991,693

Total investment companies (cost—$2,357,663)		2,572,859

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

	Face
	amount	Value

Repurchase agreement—6.47%

Repurchase agreement dated 06/30/08 with State Street Bank & Trust Co., 1.000% due 07/01/08, collateralized by $1,765,564 US Treasury Notes, 2.125% to 5.000% due 07/31/08 to 01/31/10; (value—$1,792,145); proceeds: $1,757,049 (cost—$1,757,000)	$1,757,000	$1,757,000

	Number of
	shares

Money market fund(7)—0.00%

DWS Money Market Series Institutional,
2.739% (cost—$90)	90	90

Total investments (cost—$28,712,438)—100.53%		27,297,908

Liabilities in excess of other assets—(0.53)%		(145,088)

Net assets—100.00%		$27,152,820

*	Non-income producing security.
(1)	Floating rate security. The interest rate shown is the current rate as of June 30, 2008.
(2)	Security exempt from registration under Rule144A of the Securities Act of 1933. These securities, which represent 1.51% of net assets as of June 30, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)	The security detailed in the table below, which represents 0.38% of net assets, is considered illiquid and restricted as of June 30, 2008:

			Acquisition		Value at
Illiquid and			cost as a		06/30/08 as
restricted	Acquisition	Acquisition	percentage	Value at	a percentage
security	date	cost	of net assets	06/30/08	of net assets

G-Force CDO Ltd., Series 2006-1A, Class A3, 5.600%, due 09/27/46	08/03/06	$147,859	0.54%	$102,000	0.38%

(4)	Step-up bond that converts to the noted fixed rate at a designated future date.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	The table below details the Portfolio’s transaction activity in affiliated issuers for the six months ended June 30, 2008.

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

				Net	Net		Net
			Sales	realized	unrealized		income
		Purchases	during	gains for	loss for		earned from
		during the	the six	the six	the six		affiliate
		six months	months	months	months		for the
Security	Value at	ended	ended	ended	ended	Value at	six months ended
description	12/31/07	06/30/08	06/30/08	06/30/08	06/30/08	06/30/08	06/30/08

UBS High Yield Relationship Fund	$1,820,470	$1,677,038	$1,877,038	$99,409	$(138,713)	$1,581,166	$—

UBS Private Money Market Fund LLC	2	—	2	—	—	—	—

UBS U.S. Small Cap Equity Relationship Fund	1,684,579	1,221,747	1,721,747	114,870	(307,756)	991,693	—

(7)	Rates shown reflect yield at June 30, 2008.
ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of June 30, 2008.
CDO	Collateralized Debt Obligation
FNMA	Federal National Mortgage Association
GS	Goldman Sachs
OEM	Original Equipment Manufacturer
REMIC	Real Estate Mortgage Investment Conduit
TBA	(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”).Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.
WAMU	Washington Mutual

UBS Series Trust—U.S. Allocation Portfolio

Portfolio of investments—June 30, 2008 (unaudited)

Issuer breakdown by country or territory of origin

Percentage of total investments

United States	97.4%

Panama	0.9

Bermuda	0.6

Cayman Islands	0.4

Liberia	0.3

Italy	0.2

United Kingdom	0.2

Total	100.0%

See accompanying notes to financial statements

UBS Series Trust—U.S. Allocation Portfolio

Statement of assets and liabilities—June 30, 2008 (unaudited)

Assets:
Investments in unaffiliated securities, at value
(cost—$26,354,775)	$24,725,049

Investment in affiliated securities, at value
(cost—$2,357,663)	2,572,859

Total investments in securities, at value (cost—$28,712,438)		$27,297,908

Cash		965

Receivable for dividends and interest		65,345

Other assets		690

Total assets		27,364,908

Liabilities:
Payable for investments purchased		127,230

Payable to affiliates		24,029

Accrued expenses and other liabilities		60,829

Total liabilities		212,088

Net assets:
Beneficial interest—$0.001 par value per share (unlimited amount authorized)		51,932,121

Distributions in excess of net investment income		(308,601)

Accumulated net realized loss from investment activities		(23,056,170)

Net unrealized depreciation of investments		(1,414,530)

Net assets		$27,152,820

Class H
Net assets		$9,160,961

Shares outstanding		671,295

Net asset value, offering price and redemption value per share		$13.65

Class I

Net assets		$17,991,859

Shares outstanding		1,317,272

Net asset value, offering price and redemption value per share		$13.66

See accompanying notes to financial statements

UBS Series Trust—U.S. Allocation Portfolio

Statement of operations

For the six
months ended
June 30, 2008
(unaudited)

Investment income:
Interest	$194,025

Dividends	199,303

393,328

Expenses:
Investment advisory and administration fees	76,582

Professional fees	49,647

Distribution fees—Class I	25,627

Reports and notices to shareholders	15,864

Custody and accounting fees	6,127

Trustees’ fees	6,106

Transfer agency fees—Class H	748

Transfer agency fees—Class I	748

Insurance expense	324

Other expenses	3,967

185,740

Net investment income	207,588

Realized and unrealized gains/(losses) from investment activities:
Net realized gains from investments (includes $214,279 of net realized gains from affiliated entities)	651,770

Net change in unrealized appreciation/depreciation of investments	(3,632,519)

Net realized and unrealized loss from investment activities	(2,980,749)

Net decrease in net assets resulting from operations	$(2,773,161)

See accompanying notes to financial statements

UBS Series Trust—U.S. Allocation Portfolio

Statement of changes in net assets

	For the six
	months ended	For the
	June 30, 2008	year ended
	(unaudited)	December 31, 2007

From operations:
Net investment income	$207,588	$645,405

Net realized gains from investments	651,770	3,698,928

Net change in unrealized appreciation/depreciation of investments	(3,632,519)	(3,253,006)

Net increase (decrease) in net assets resulting from operations	(2,773,161)	1,091,327

Dividends to shareholders from:
Net investment income—Class H	(282,359)	(340,506)

Net investment income—Class I	(498,144)	(613,044)

	(780,503)	(953,550)

From beneficial interest transactions:
Net proceeds from the sale of shares	190,172	350,477

Cost of shares repurchased	(5,107,050)	(13,210,240)

Proceeds from dividends reinvested	780,503	953,550

Net decrease in net assets from beneficial transactions	(4,136,375)	(11,906,213)

Net decrease in net assets	(7,690,039)	(11,768,436)

Net assets:
Beginning of period	34,842,859	46,611,295

End of period	$27,152,820	$34,842,859

Accumulated undistributed (distributions in excess of) net investment income	$(308,601)	$264,314

See accompanying notes to financial statements

UBS Series Trust—U.S. Allocation Portfolio

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	June 30, 2008
	(unaudited)

Net asset value, beginning of period	$15.32

Net investment income(1)	0.11

Net realized and unrealized gains (losses) from investment activities	(1.37)

Net increase (decrease) from operations	(1.26)

Dividends from net investment income	(0.41)

Net asset value, end of period	$13.65

Total investment return(2)	(8.34)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$9,161

Expenses to average net assets	1.05	%(3)

Net investment income to average net assets	1.51	%(3)

Portfolio turnover	74%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized.
(3)	Annualized.

See accompanying notes to financial statements

Class H

For the years ended December 31,

2007	2006	2005	2004	2003

$15.36	$14.19	$13.50	$12.31	$9.77

0.27	0.27	0.22	0.17	0.11

0.07	1.30	0.68	1.14	2.55

0.34	1.57	0.90	1.31	2.66

(0.38)	(0.40)	(0.21)	(0.12)	(0.12)

$15.32	$15.36	$14.19	$13.50	$12.31

2.19%	11.29%	6.79%	10.68%	27.62%

$11,435	$14,803	$16,656	$19,088	$20,949

0.97%	0.84%	0.83%	0.80%	0.77%

1.74%	1.86%	1.60%	1.39%	1.03%

78%	72%	77%	136%	5%

UBS Series Trust—U.S. Allocation Portfolio

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six
	months ended
	June 30, 2008
	(unaudited)

Net asset value, beginning of period	$15.31

Net investment income(1)	0.09

Net realized and unrealized gains (losses) from investment activities	(1.38)

Net increase (decrease) from operations	(1.29)

Dividends from net investment income	(0.36)

Net asset value, end of period	$13.66

Total investment return(2)	(8.46)%

Ratios/supplemental data:
Net assets, end of period (000’s)	$17,992

Expenses to average net assets	1.29	%(3)

Net investment income to average net assets	1.28	%(3)

Portfolio turnover	74%

(1)	Calculated using the average shares method.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if they were included. Total investment return for the period of less than one year has not been annualized.
(3)	Annualized.

See accompanying notes to financial statements

Class I

For the years ended December 31,

2007	2006	2005	2004	2003

$15.34	$14.16	$13.46	$12.28	$9.73

0.23	0.23	0.18	0.14	0.08

0.07	1.30	0.69	1.13	2.56

0.30	1.53	0.87	1.27	2.64

(0.33)	(0.35)	(0.17)	(0.09)	(0.09)

$15.31	$15.34	$14.16	$13.46	$12.28

1.90%	10.99%	6.60%	10.38%	27.37%

$23,407	$31,809	$36,212	$56,632	$59,124

1.22%	1.09%	1.07%	1.05%	1.02%

1.50%	1.61%	1.35%	1.15%	0.78%

78%	72%	77%	136%	5%

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

Organization and significant accounting policies
UBS Series Trust—U.S. Allocation Portfolio (the “Portfolio”) is a diversified portfolio of UBS Series Trust (the “Trust”). The Trust is organized under Massachusetts law pursuant to an Amended and Restated Declaration of Trust dated February 11, 1998, as amended, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust operates as a series company currently offering one portfolio. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable annuity and variable life contracts.

Currently the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for the Class I distribution charge. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

In the normal course of business the Portfolio may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Trust’s management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—The Portfolio calculates net asset values based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor and administrator of the Portfolio. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; the value of actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, these securities would be fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets:

	Quoted prices in	Significant
	active markets	other
	for identical	observable	Unobservable
	assets	inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Assets:
Securities	$22,361,878	$4,834,030	$102,000	$27,297,908

The following is a rollforward of the Portfolio’s assets that were valued using unobservable inputs for the period:

Securities

Assets:
Beginning balance	$—

Accrued discounts (premiums)	369

Total gains or losses (realized/unrealized) included in earnings	(32,713)

Purchases, sales, issuances, and settlements (net)	—

Transfers in and/or out of Level 3	134,344

Ending balance	$102,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at 06/30/08	$—

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). This standard requires enhanced disclosures about the Fund’s derivative and hedging activities. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Repurchase agreements—The Portfolio may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Portfolio maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Portfolio and its counterparty. The underlying

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global AM.

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date (“ex-date”). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

Concentration of risk
The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Investment advisor and administrator
The Board has approved an investment advisory and administration contract (“Advisory Contract”) under which US Global AM serves as investment advisor and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.50% of the Portfolio’s average daily net assets. At June 30, 2008, the Portfolio owed UBS Global AM $11,668 for investment advisory and administration fees.

For the six months ended June 30, 2008, the Portfolio paid $851 in brokerage commissions to UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG for transactions executed on behalf of the Portfolio.

Additional information regarding compensation to affiliate of a board member
Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested trustee of the Portfolio. The Portfolio has been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended June 30, 2008, the Portfolio paid brokerage commissions to Morgan Stanley in the amount of $348. During the six months ended June 30, 2008, the Portfolio purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having an aggregate value of $193,277. Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by UBS Global AM, UBS Global AM believes that under normal circumstances it represents a small portion of the total value of the transactions.

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

Restricted securities
The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the “Portfolio of investments.”

Distribution plan
Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio’s Class I shares. Under the plan of distribution, the Portfolio pays to UBS Global Asset Management (US) Inc. (“UBS Global AM—US”) for remittance to each participating insurance company or, at UBS Global AM—US’s direction, pays directly to a participating insurance company, a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of the Class I shares held by the separate accounts of that participating insurance company. At June 30, 2008, the Portfolio owed UBS Global AM—US $12,361 for distribution fees.

Securities lending
The Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Portfolio’s securities lending program. UBS Securities LLC is the Portfolio’s lending agent. The Portfolio did not loan any securities during the six months ended June 30, 2008.

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

Bank line of credit
The Portfolio participates with other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest is charged to the Portfolio at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. The Portfolio did not borrow under the Committed Credit Facility during the six months ended June 30, 2008.

Purchases and sales of securities
For the six months ended June 30, 2008, aggregate purchases and sales of portfolio securities, excluding short-term securities and US government and agency securities, were $14,222,140 and $19,375,459, respectively. For the six months ended June 30, 2008, aggregate purchases and sales of US government and agency securities, excluding short-term securities, were $7,839,913 and $8,297,785, respectively.

Federal tax status
The Portfolio intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Portfolio intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended December 31, 2007 was as follows:

Distributions paid from:	2007

Ordinary income	$953,550

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Portfolio’s fiscal year ending December 31, 2008.

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

At December 31, 2007, the Portfolio had a net capital loss carryforward of $22,673,479. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized capital gains and will expire as follows: $4,997,404 will expire December 31, 2010, $7,434,714 will expire December 31, 2011 and $10,241,361 will expire December 31, 2012. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

For federal income tax purposes, which was substantially the same for book purposes, the tax cost of investments and the components of net unrealized depreciation of investments at June 30, 2008 were as follows:

Tax cost of investments	$28,712,438

Gross appreciation (investments having an excess of value over cost)	1,580,546

Gross depreciation (investments having an excess of cost over value)	(2,995,076)

Net unrealized depreciation of investments	$(1,414,530)

The Portfolio adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. The implementation of FIN 48 resulted in no material liabilities for unrecognized tax benefits and no material changes to the beginning net asset values of the Portfolio.

As of and during the period ended June 30, 2008, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the period, the Portfolio did not incur any interest or penalties.

Each of the tax years in the four year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Portfolio for the period ended June 30, 2008.

UBS Series Trust—U.S. Allocation Portfolio

Notes to financial statements (unaudited)

Shares of beneficial interest
 There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Class H		Class I

For the six months
ended June 30, 2008:	Shares	Amount	Shares	Amount

Shares sold	6,747	$96,760	6,276	$93,412

Shares repurchased	(101,610)	(1,471,886)	(253,555)	(3,635,164)

Dividends reinvested	19,955	282,359	35,154	498,144

Net decrease	(74,908)	$(1,092,767)	(212,125)	$(3,043,608)

For the year ended
December 31, 2007:

Shares sold	9,760	$153,731	12,436	$196,746

Shares repurchased	(249,302)	(3,891,207)	(596,764)	(9,319,033)

Dividends reinvested	22,299	340,506	40,147	613,044

Net decrease	(217,243)	$(3,396,970)	(544,181)	$(8,509,243)

UBS Series Trust—U.S. Allocation Portfolio

General information (unaudited)

Quarterly Form N-Q portfolio schedule
The Portfolio will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Portfolio upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record
You may obtain a description of the Portfolio’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Portfolio voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Portfolio directly at 1-800-647 1568, online on the Portfolio’s Web site www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt

Principal Officers
Kai R. Sotorp	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper
Vice President and Secretary

Investment Advisor and Administrator
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Principal Underwriter (Class I shares)
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Portfolio unless accompanied or preceded by an effective prospectus.

© 2008 UBS Global Asset Management (Americas) Inc.
   All rights reserved.

UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, New York 10019-6114

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope

“Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	September 8, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 8, 2008